Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2010
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
Prospectus Date	rr_ProspectusDate	Sep. 30, 2011
(Columbia Dividend Income Fund Class ABCIRTW) | (Columbia Dividend Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST I

Columbia Dividend Income Fund
(the "Fund")

Supplement dated September 30, 2011 to
the Fund's prospectuses dated February 1, 2011, as supplemented

Effective on July 1, 2011, the prospectuses for the Fund are revised and supplemented as follows:

Fees and Expenses of the Fund.

The section of the Fund's prospectus offering Class A, Class B, Class C, Class I, Class R, Class T and Class W shares entitled "Columbia Dividend Income Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Dividend Income Fund Class ABCIRTW) | (Columbia Dividend Income Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	895	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,137	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,830	[5]
(Columbia Dividend Income Fund Class ABCIRTW) | (Columbia Dividend Income Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.85%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	872	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,191	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178	[5]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	572	[5]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	991	[5]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,965	[5]
(Columbia Dividend Income Fund Class ABCIRTW) | (Columbia Dividend Income Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.85%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	278	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	572	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	991	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,161	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178	[5]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	572	[5]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	991	[5]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,161	[5]
(Columbia Dividend Income Fund Class ABCIRTW) | (Columbia Dividend Income Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.68%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	378	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	846	[5]
(Columbia Dividend Income Fund Class ABCIRTW) | (Columbia Dividend Income Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,615	[5]
(Columbia Dividend Income Fund Class ABCIRTW) | (Columbia Dividend Income Fund) | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.51%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	910	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,162	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,884	[5]
(Columbia Dividend Income Fund Class ABCIRTW) | (Columbia Dividend Income Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,331	[5]
(Columbia Dividend Income Fund - Class Z) | (Columbia Dividend Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Dividend Income Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Dividend Income Fund - Class Z) | (Columbia Dividend Income Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%	[3]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,040	[5]
[1]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.75% for Class Z.
[2]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.00% for Class A, 1.75% for Class B, 1.75% for Class C, 0.67% for Class I, 1.25% for Class R, 1.05% for Class T and 1.00% for Class W.
[3]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[4]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[5]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.